Note 3 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Note 3 - Securities Available for Sale (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2014
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$1,418	90	0	1,508
Federal National Mortgage Association	1,337	64	0	1,401
	2,755	154	0	2,909
Other marketable securities:
U.S. Government agency obligations	135,014	31	(601)	134,444
Corporate preferred stock	700	0	(280)	420
Corporate equity	58	3	0	61
	135,772	34	(881)	134,925
	$138,527	188	(881)	137,834

December 31, 2014
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$2,749	183	0	2,932
Federal National Mortgage Association	2,150	131	0	2,281
	4,899	314	0	5,213
Other marketable securities:
U.S. Government agency obligations	103,030	1	(637)	102,394
Corporate preferred stock	700	0	(420)	280
Corporate equity	58	11	0	69
	103,788	12	(1,057)	102,743
	$108,687	326	(1,057)	107,956

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$7,265	802	1,557	1,360	3,546
	$7,265	802	1,557	1,360	3,546

Schedule of Unrealized Loss on Investments [Table Text Block]
(Dollars in thousands)	Less Than Twelve Months			Twelve Months or More			Total
December 31, 2014	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other marketable securities:
U.S. Government agency obligations	22	$104,453	(551)	1	$4,970	(50)	$109,423	(601)
Corporate preferred stock	0	0	0	1	420	(280)	420	(280)
Total temporarily impaired securities	22	$104,453	(551)	2	$5,390	(330)	$109,823	(881)

December 31, 2013
Other marketable securities:
U.S. Government agency obligations	20	$93,390	(637)	0	$0	0	$93,390	(637)
Corporate preferred stock	0	0	0	1	280	(420)	280	(420)
Total temporarily impaired securities	20	$93,390	(637)	1	$280	(420)	$93,670	(1,057)

Available-for-sale Securities [Member]
Note 3 - Securities Available for Sale (Tables) [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$86,160	85,843
Due after one year through five years	51,609	51,510
Due after five years through ten years	0	0
Due after ten years	700	420
No stated maturity	58	61
Total	$138,527	137,834